Other Non-Current Assets (Tables)	12 Months Ended
Dec. 31, 2018
Other Non-Current Assets
Summary of other non-current assets

The following is a summary of other non-current assets (in thousands):

	As of December 31,
	2017	2018	2018
	RMB	RMB	US$
Rental deposits	7,790	8,355	1,215
Non-current portion of prepayments to suppliers and other business related expenses	4,754	9,099	1,323
Long-term receivable from an unrelated party	—	6,000	873
Total	12,544	23,454	3,411